Exhibit 99.1

World Omni Auto Receivables Trust 2014-B

Monthly Servicer Certificate

September 30, 2016

Dates Covered
Collections Period	09/01/16 - 09/30/16
Interest Accrual Period	09/15/16 - 10/16/16
30/360 Days	30
Actual/360 Days	32
Distribution Date	10/17/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/16	447,264,828.66	27,653
Yield Supplement Overcollateralization Amount 08/31/16	12,635,925.99	0
Receivables Balance 08/31/16	459,900,754.65	27,653
Principal Payments	19,356,162.50	519
Defaulted Receivables	1,133,405.43	62
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/16	11,821,910.23	0
Pool Balance at 09/30/16	427,589,276.49	27,072

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,063,161,651.02	41,864

Pool Factor	41.33%

Prepayment ABS Speed	1.50%

Overcollateralization Target Amount	19,241,517.44
Actual Overcollateralization	19,241,517.44

Weighted Average APR	3.62%
Weighted Average APR, Yield Adjusted	5.28%
Weighted Average Remaining Term	43.16

Delinquent Receivables:
Past Due 31-60 days	7,690,801.84	392
Past Due 61-90 days	1,872,964.79	97
Past Due 91-120 days	383,480.86	22
Past Due 121+ days	0.00	0
Total	9,947,247.49	511

Total 31+ Delinquent as % Ending Pool Balance	2.33%

Recoveries	542,094.69

Aggregate Net Losses/(Gains) - September 2016	591,310.74

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.54%
Prior Net Losses Ratio	1.14%
Second Prior Net Losses Ratio	0.92%
Third Prior Net Losses Ratio	0.55%
Four Month Average	1.04%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.21%

Flow of Funds	$ Amount

Collections	21,257,948.77
Advances	848.23
Investment Earnings on Cash Accounts	5,561.00
Servicing Fee	(383,250.63)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	20,881,107.37

Distributions of Available Funds
(1) Class A Interest	434,507.52
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	33,686.25
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	18,790,152.32
(7) Distribution to Certificateholders	1,622,761.28
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	20,881,107.37

Servicing Fee	383,250.63
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	967,600,000.00
Original Class B	20,730,000.00

Total Class A & B
Note Balance @ 09/15/16	427,137,911.37
Principal Paid	18,790,152.32
Note Balance @ 10/17/16	408,347,759.05

Class A-1
Note Balance @ 09/15/16	0.00
Principal Paid	0.00
Note Balance @ 10/17/16	0.00
Note Factor @ 10/17/16	0.0000000%

Class A-2a
Note Balance @ 09/15/16	0.00
Principal Paid	0.00
Note Balance @ 10/17/16	0.00
Note Factor @ 10/17/16	0.0000000%

Class A-2b
Note Balance @ 09/15/16	0.00
Principal Paid	0.00
Note Balance @ 10/17/16	0.00
Note Factor @ 10/17/16	0.0000000%

Class A-3
Note Balance @ 09/15/16	298,807,911.37
Principal Paid	18,790,152.32
Note Balance @ 10/17/16	280,017,759.05
Note Factor @ 10/17/16	79.1010619%

Class A-4
Note Balance @ 09/15/16	107,600,000.00
Principal Paid	0.00
Note Balance @ 10/17/16	107,600,000.00
Note Factor @ 10/17/16	100.0000000%

Class B
Note Balance @ 09/15/16	20,730,000.00
Principal Paid	0.00
Note Balance @ 10/17/16	20,730,000.00
Note Factor @ 10/17/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	468,193.77
Total Principal Paid	18,790,152.32
Total Paid	19,258,346.09

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.60000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.52428%
Coupon	0.75428%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.14000%
Interest Paid	283,867.52
Principal Paid	18,790,152.32
Total Paid to A-3 Holders	19,074,019.84

Class A-4
Coupon	1.68000%
Interest Paid	150,640.00
Principal Paid	0.00
Total Paid to A-4 Holders	150,640.00

Class B
Coupon	1.95000%
Interest Paid	33,686.25
Principal Paid	0.00
Total Paid to B Holders	33,686.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4737221
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	19.0120226
Total Distribution Amount	19.4857447

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.8018856
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	53.0795263
Total A-3 Distribution Amount	53.8814119

A-4 Interest Distribution Amount	1.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4000000

B Interest Distribution Amount	1.6250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 08/31/16	86,003.58
Balance as of 09/30/16	86,851.81
Change	848.23

Reserve Account
Balance as of 09/15/16	2,527,722.68
Investment Earnings	621.63
Investment Earnings Paid	(621.63)
Deposit/(Withdrawal)	-
Balance as of 10/17/16	2,527,722.68
Change	-

Required Reserve Amount	2,527,722.68